Omnibus Incentive Compensation Plan	6 Months Ended
Jun. 30, 2012
Omnibus Incentive Compensation Plan (Abstract)
Omnibus Incentive Compensation Plan
10.	Omnibus Incentive Compensation Plan

a.	Partnership's Omnibus Incentive Compensation Plan
On April 29, 2008, the Board of Directors approved the Partnership's Omnibus Incentive Compensation Plan (the “Plan”) according to which the Partnership may issue a limited number of awards, not to exceed 500,000 units. The Plan was amended on July 22, 2010 increasing the aggregate number of restricted units issuable under the Plan to 800,000. The Plan is administered by the General Partner as authorized by the Board of Directors. The persons eligible to receive awards under the Plan are officers, directors, and executive, managerial, administrative and professional employees of the Manager, or CMTC, or other eligible persons (collectively, “key persons”) as the General Partner, in its sole discretion, shall select based upon such factors as it deems relevant. Members of the Board of Directors are considered to be employees of the Partnership (“Employees”) for the purposes of recognition of equity compensation expense, while employees of the Manager, CMTC and other eligible persons under the plan are not considered to be employees of the Partnership (“Non-Employees”). Awards may be made under the Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares.
On August 25 and 31, 2010 CGP awarded 448,000 and 347,200 unvested units to Employees and Non-Employees, respectively. Awards granted to certain Employees vest in three equal annual installments. The remaining awards will vest on August 31, 2013.
All unvested units are conditional upon the grantee's continued service as Employee and/or Non-Employee until the applicable vesting date. The unvested units will accrue distributions as declared and paid which will be retained by the custodian of the Plan until the units vest at which time they are payable to the grantee. As unvested unit grantees accrue distributions on awards that are expected to vest, such distributions are charged to Partner's capital.

b.	Crude's Equity Incentive Plan
On March 1, 2010 Crude adopted an equity incentive plan according to which Crude issued 399,500 shares out of 400,000 restricted shares that were authorized. Members of the Board of Directors were considered to be employees of Crude (“Employees”), while employees of Crude's affiliates and other eligible persons under this plan were not considered to be employees of Crude (“Non-Employees”). Awards granted to certain Employees vest in three equal annual installments. The remaining awards will vest on August 31, 2013.
All unvested shares are conditional upon the grantee's continued service as Employee and/or Non-Employee until the applicable vesting date. The unvested shares will accrue dividends as declared and paid, which will be retained by the custodian of Crude's equity incentive plan until the shares vest, at which time they are payable to the grantee. As unvested shares grantees accrue dividends on awards that are expected to vest, such dividends were charged to Stockholders' equity prior to Crude's acquisition and are charged to the Partner's capital subsequently to the acquisition.

c.	Acquisition of Crude by the Partnership
Upon the completion of the acquisition of Crude by the Partnership on September 30, 2011, the Crude's Equity Incentive Plan existing that date was incorporated into the Partnership's Plan at a ratio of 1.56 common Partnership's unit for each Crude share. The 205,000 unvested shares of Crude's Employee award converted to 319,800 Partnership's unvested units and the 194,400 unvested shares of Crude's Non-Employee award converted to 303,264 Partnership's unvested units. The terms and conditions of both plans are significantly the same and remained unchanged after the acquisition, with the exception of 20,000 Crude shares, which were converted to 31,200 Partnership's units upon the completion of the acquisition. These Crude shares were held by those members of the Crude's Independent Committee who were not designated by Crude to serve as a member of the Partnership board of directors and were vested in full immediately upon the consummation of the acquisition on September 30, 2011.
There were no forfeitures of awards during the period ended June 30, 2012. The Partnership estimates the forfeitures of unvested units to be immaterial. The Partnership will, however, re-evaluate the reasonableness of its assumption at each reporting period. As of June 30, 2012, the unvested units accrued $1,698 of distributions.

	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2012	536,666	$3,985	650,464	$4,736
Granted	—	—	—	—
Vested	2,600	17	—	—
Forfeited	—	—	—	—
Unvested on June 30, 2012	534,066	$3,968	650,464	$4,736

For the six - month period ended June 30, 2012 the equity compensation expense that has been charged against income was $912 for the employee awards and $1,079 for the non-employee awards, this expense has been included in general and administrative expenses.
As of June 30, 2012, there was $2,138 of total unrecognized compensation cost related to unvested equity compensation arrangements granted under the Plan based on:

•	the grant date unit price of $8.08 on August 25, 2010 for the Employees awards that existed before the acquisition of Crude; and

•	the amortization of the fair value of equity compensation expense for Crude's Employees awards attributable to post-combination services determined upon the completion of the acquisition of Crude.
That cost is expected to be recognized over the remaining vesting period of 1.2 years.
As of June 30, 2012, there was $2,380 of total unrecognized compensation cost related to unvested equity compensation arrangements granted to Non-Employees under the Plan, valued based on the closing unit price of $7.56 on June 30, 2012. That cost is expected to be recognized over the remaining vesting period of 1.2 years.
The Partnership has used the straight-line method to recognize the cost of the awards.